Components of the notes payable (Details) - USD ($)	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Notes payable
Notes payable Principal amount	$ 972,903	$ 1,245,344	$ 650,000
Notes payable Unamortized discount amount	(1,369)	(77,157)	(158,559)
Notes payable Net amount	971,534	1,168,187	491,441
Notes payable - related party
Related party Notes payable Principal amount	30,000	30,000
Related party Notes payable Unamortized discount amount	(1,354)	(4,438)
Related party Notes payable Net amount	28,646	25,562
Notes payable totals
Notes payable total Principal amount	1,002,903	1,275,344	650,000
Notes payable total Unamortized discount amount	(2,723)	(81,595)	(158,559)
Notes payable total Net amount	1,000,180	$ 1,193,749	$ 491,441
LONG-TERM CONVERTIBLE NOTE PAYABLE.
Long term Convertible Note payable Principal amount	114,400
Long term Convertible Note payable Unamortized discount amount	(113,018)
Long term Convertible Note payable Net amount	$ 1,382